Regulatory Requirements	6 Months Ended
Sep. 30, 2024
Regulatory Requirements [Abstract]
Regulatory requirements

14. Regulatory requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission that the Company’s subsidiaries were required to maintain as of September 30, 2024 and March 31, 2024 and the actual amounts of capital that were maintained.

Capital requirements as of September 30, 2024:

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$386,135	$10,387,808	$10,001,673	2,690%
Zhong Yang Capital Limited	386,135	674,192	288,057	175%
Total	$772,270	$11,062,000	$10,289,730	1,432%

Capital requirements as of March 31, 2024:

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,342	$1,273,900	$890,558	332%
Zhong Yang Capital Limited	383,342	636,850	253,508	166%
Total	$766,684	$1,910,750	$1,144,066	249%